ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net cash used in operating activities	$ 71,104	$ (19,673)	$ (19,633)
Cash flows from investing activities
Purchase of other long-term investments	(6,500)	(4,108)	(7,129)
Investment in an equity investee			(412)
Redemption/(purchase) of time deposits	11,118	(11,039)	321
Purchase of interest in a subsidiary from non-controlling interests	(722)
Net cash (used in)/provided by investing activities	(3,977)	(22,390)	(27,693)
Cash flows from financing activities
Proceeds from exercise of share options	68	661	1,305
Proceeds from issuance of convertible notes, net of transaction expenses			19,184
Redemption of convertible notes			(15,196)
Repurchase of ordinary shares	(7,574)	(10,687)	(5,677)
Purchase of interests in subsidiaries from non-controlling interests			(7,003)
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.		17,010
Net cash provided by/(used in) financing activities	(37,289)	24,743	79,983
Net increase/(decrease) in cash and cash equivalents and restricted cash	29,838	(17,320)	32,657
Parent Company | Reportable legal entities
Cash flows from operating activities
Net cash used in operating activities	(7,754)	(3,217)	(3,461)
Cash flows from investing activities
Purchase of other long-term investments			(19)
Investment in an equity investee			(412)
Redemption/(purchase) of time deposits		46	255
Capital contribution to subsidiaries		(53)	(77,655)
Amount due from subsidiaries	19,656
Purchase of interest in a subsidiary from non-controlling interests	(7,742)	(4,982)	(959)
Net cash (used in)/provided by investing activities	11,914	(4,989)	(78,790)
Cash flows from financing activities
Proceeds from issuance of shares upon private placements and follow on offering			71,917
Proceeds from exercise of share options	68	661	1,305
Proceeds from issuance of convertible notes, net of transaction expenses			19,184
Redemption of convertible notes			(15,196)
Repurchase of ordinary shares	(7,574)	(10,687)	(5,677)
Purchase of interests in subsidiaries from non-controlling interests			(7,003)
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.		17,010
Net cash provided by/(used in) financing activities	(7,506)	6,984	64,530
Net increase/(decrease) in cash and cash equivalents and restricted cash	$ (3,346)	$ (1,222)	$ (17,721)